5. STOCK OPTIONS	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
5. STOCK OPTIONS

The Company’s 1995 Stock Plan (the “Plan”) has expired pursuant to its terms, so zero shares remained available for issuance at September 30, 2020 and December 31, 2019. The Plan allowed for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. As of September 30, 2020, and December 31, 2019, there were no stock options outstanding and exercisable.

On July 14, 2020, the Company granted 1,800,000 stock options to employees and consultants. The new Stock Plan (the “Plan”) allows for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. The plan provides for stock options to be granted up to 10% of the outstanding common stock shares.

The fair value of options issued during the nine months ended September 30, 2020 was estimated using the Black-Scholes option-pricing model and the following assumptions:

•	a dividend yield of 0%;

•	an expected life of 10 years;

•	volatility of 153.1%; and

•	risk-free interest rate of 0.98%.

The fair value of each option grant made during 2020 was estimated on the date of each grant using the Black-Scholes option pricing model and recognized as stock based compensation rateably over the option vesting periods, which approximates the service period.

The following lists the stock options granted:

	Grant Date	Expiration Date	Vesting Period	Number of Stock Options Granted	Exercise Price	Black Scholes Valuation

Cartwright, Gene	07/14/2020	07/12/2030	Vesting(1)	400,000	$0.49	$0.483
Faupel, Mark	07/14/2020	07/12/2030	Vesting(1)	400,000	$0.49	$0.483
Imhoff, John	07/14/2020	07/12/2030	Immediate	50,000	$0.49	$0.483
James, Michael	07/14/2020	07/12/2030	Immediate	50,000	$0.49	$0.483
Clavijo, James	07/14/2020	07/12/2030	Vesting(1)	300,000	$0.49	$0.483
Battle, Lisa	07/14/2020	07/12/2030	Vesting(1)	178,000	$0.49	$0.483
Sufka, Melissa	07/14/2020	07/12/2030	Vesting(1)	178,000	$0.49	$0.483
Waterstreet, Alesandra	07/14/2020	07/12/2030	Vesting(1)	178,000	$0.49	$0.483
Wells, William	07/14/2020	07/12/2030	18 months	66,000	$0.49	$0.483
				1,800,000

(1)	25% immediate and 25% each year thereafter; 36 months in total

As of September 30, 2020, the Company has issued and outstanding options to purchase a total of 1,800,000 shares of common stock pursuant to the plan, at a weighted average exercise price of $0.49 per share.

As of September 30, 2020,

Stock options vested	519,500
Stock options unvested	1,280,500
Total stock options granted at September 30, 2020	1,800,000

Stock option activity for the nine months ended September 30, 2020 is as follows:

	September 30, 2020
	Shares	Weighted Average Exercise Price

Outstanding at beginning of year	—	—
Options granted	1,800,000	$0.49
Options exercised	—	—
Options expired/forfeited	—	—
Outstanding at end of the period	1,800,000	$0.49